Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office furniture
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum | Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years